Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 3,507,786	$ 6,368,144
Provision for doubtful accounts	(104,449)	(106,839)
Net accounts receivable	$ 3,403,337	$ 6,261,305